Intangible assets and goodwill - Indefinite-lived intangibles (Details) - Trademarks - EUR (€)	3 Months Ended			12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020
Disclosure of information for cash-generating units
Impairment loss	€ 0	€ 0	€ 0
Discount rate	11.70%	7.10%		11.70%	7.10%
Royalty rate				2.00%	2.00%
Terminal revenue growth rate	2.00%	2.00%		2.00%	2.00%